UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Funds Target Date Retirement Series®
American Funds 2050 Target Date Retirement Fund®
Investment portfolio

January 31, 2009
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-5	674,697	$7,705
EuroPacific Growth Fund, Class R-5	173,421	4,417
The Growth Fund of America, Inc., Class R-5	398,812	7,705
The New Economy Fund, Class R-5	302,104	4,399
New Perspective Fund, Inc., Class R-5	443,328	7,705
New World Fund, Inc., Class R-5	150,658	4,419
SMALLCAP World Fund, Inc., Class R-5	398,036	7,718
		44,068

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-5	354,217	6,333
Capital World Growth and Income Fund, Inc., Class R-5	426,759	10,191
Fundamental Investors, Inc., Class R-5	450,953	10,467
International Growth and Income Fund, Inc., Class R-5	52,394	1,103
The Investment Company of America, Class R-5	552,581	10,742
Washington Mutual Investors Fund, Inc., Class R-5	552,297	10,742
		49,578

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-5	338,152	4,396
Capital Income Builder, Inc., Class R-5	85,098	3,309
The Income Fund of America, Inc., Class R-5	270,453	3,305
		11,010

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	397,346	5,563

Total investment securities (cost: $167,063,000)		110,219
Other assets less liabilities		(61)

Net assets		$110,158

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on November 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2009, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$120
Gross unrealized depreciation on investment securities	(56,972)
Net unrealized depreciation on investment securities	(56,852)
Cost of investment securities for federal income tax purposes	167,071

American Funds 2045 Target Date Retirement Fund®
Investment portfolio

January 31, 2009
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 39.9%
AMCAP Fund, Inc., Class R-5	574,956	$6,566
EuroPacific Growth Fund, Class R-5	147,820	3,765
The Growth Fund of America, Inc., Class R-5	339,855	6,566
The New Economy Fund, Class R-5	257,141	3,744
New Perspective Fund, Inc., Class R-5	377,790	6,566
New World Fund, Inc., Class R-5	128,395	3,766
SMALLCAP World Fund, Inc., Class R-5	339,590	6,585
		37,558

GROWTH-AND-INCOME FUNDS — 44.9%
American Mutual Fund, Inc., Class R-5	301,813	5,396
Capital World Growth and Income Fund, Inc., Class R-5	363,857	8,689
Fundamental Investors, Inc., Class R-5	384,508	8,924
International Growth and Income Fund, Inc., Class R-5	44,313	933
The Investment Company of America, Class R-5	471,174	9,160
Washington Mutual Investors Fund, Inc., Class R-5	470,932	9,160
		42,262

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-5	288,425	3,749
Capital Income Builder, Inc., Class R-5	72,898	2,835
The Income Fund of America, Inc., Class R-5	231,586	2,830
		9,414

BOND FUNDS — 5.2%
U.S. Government Securities Fund, Class R-5	346,175	4,846

Total investment securities (cost: $139,173,000)		94,080
Other assets less liabilities		(46)

Net assets		$94,034

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on November 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2009, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$143
Gross unrealized depreciation on investment securities	(45,236)
Net unrealized depreciation on investment securities	(45,093)
Cost of investment securities for federal income tax purposes	139,173

American Funds 2040 Target Date Retirement Fund®
Investment portfolio

January 31, 2009
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 39.9%
AMCAP Fund, Inc., Class R-5	1,268,121	$14,482
EuroPacific Growth Fund, Class R-5	325,268	8,285
The Growth Fund of America, Inc., Class R-5	749,581	14,482
The New Economy Fund, Class R-5	567,189	8,258
New Perspective Fund, Inc., Class R-5	833,253	14,482
New World Fund, Inc., Class R-5	283,609	8,318
SMALLCAP World Fund, Inc., Class R-5	748,792	14,519
		82,826

GROWTH-AND-INCOME FUNDS — 44.9%
American Mutual Fund, Inc., Class R-5	665,423	11,898
Capital World Growth and Income Fund, Inc., Class R-5	802,454	19,163
Fundamental Investors, Inc., Class R-5	848,034	19,683
International Growth and Income Fund, Inc., Class R-5	97,800	2,058
The Investment Company of America, Class R-5	1,039,192	20,202
Washington Mutual Investors Fund, Inc., Class R-5	1,038,657	20,202
		93,206

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-5	637,606	8,289
Capital Income Builder, Inc., Class R-5	161,125	6,266
The Income Fund of America, Inc., Class R-5	511,870	6,255
		20,810

BOND FUNDS — 5.2%
U.S. Government Securities Fund, Class R-5	768,660	10,761

Total investment securities (cost: $313,006,000)		207,603
Other assets less liabilities		(100)

Net assets		$207,503

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on November 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2009, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$272
Gross unrealized depreciation on investment securities	(105,678)
Net unrealized depreciation on investment securities	(105,406)
Cost of investment securities for federal income tax purposes	313,009

American Funds 2035 Target Date Retirement Fund®
Investment portfolio

January 31, 2009
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 39.7%
AMCAP Fund, Inc., Class R-5	1,608,597	$18,370
EuroPacific Growth Fund, Class R-5	413,031	10,520
The Growth Fund of America, Inc., Class R-5	950,838	18,370
The New Economy Fund, Class R-5	717,035	10,440
New Perspective Fund, Inc., Class R-5	1,056,972	18,370
New World Fund, Inc., Class R-5	359,278	10,538
SMALLCAP World Fund, Inc., Class R-5	951,586	18,451
		105,059

GROWTH-AND-INCOME FUNDS — 43.5%
American Mutual Fund, Inc., Class R-5	804,712	14,389
Capital World Growth and Income Fund, Inc., Class R-5	990,329	23,649
Fundamental Investors, Inc., Class R-5	1,056,227	24,515
International Growth and Income Fund, Inc., Class R-5	118,147	2,487
The Investment Company of America, Class R-5	1,284,318	24,967
Washington Mutual Investors Fund, Inc., Class R-5	1,283,658	24,967
		114,974

EQUITY-INCOME AND BALANCED FUNDS — 11.1%
American Balanced Fund, Inc., Class R-5	850,588	11,058
Capital Income Builder, Inc., Class R-5	235,364	9,153
The Income Fund of America, Inc., Class R-5	747,713	9,137
		29,348

BOND FUNDS — 5.7%
U.S. Government Securities Fund, Class R-5	1,077,967	15,091

Total investment securities (cost: $402,970,000)		264,472
Other assets less liabilities		(127)

Net assets		$264,345

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on November 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2009, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$516
Gross unrealized depreciation on investment securities	(139,014)
Net unrealized depreciation on investment securities	(138,498)
Cost of investment securities for federal income tax purposes	402,970

American Funds 2030 Target Date Retirement Fund®
Investment portfolio

January 31, 2009
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 39.9%
AMCAP Fund, Inc., Class R-5	2,456,819	$28,057
EuroPacific Growth Fund, Class R-5	632,659	16,114
The Growth Fund of America, Inc., Class R-5	1,452,219	28,057
The New Economy Fund, Class R-5	1,098,949	16,001
New Perspective Fund, Inc., Class R-5	1,614,422	28,059
New World Fund, Inc., Class R-5	551,300	16,169
SMALLCAP World Fund, Inc., Class R-5	1,454,127	28,195
		160,652

GROWTH-AND-INCOME FUNDS — 38.6%
American Mutual Fund, Inc., Class R-5	1,175,198	21,013
Capital World Growth and Income Fund, Inc., Class R-5	1,357,864	32,426
Fundamental Investors, Inc., Class R-5	1,295,745	30,074
International Growth and Income Fund, Inc., Class R-5	137,686	2,898
The Investment Company of America, Class R-5	1,754,193	34,102
Washington Mutual Investors Fund, Inc., Class R-5	1,805,056	35,108
		155,621

EQUITY-INCOME AND BALANCED FUNDS — 16.3%
American Balanced Fund, Inc., Class R-5	1,779,104	23,128
Capital Income Builder, Inc., Class R-5	547,413	21,289
The Income Fund of America, Inc., Class R-5	1,739,047	21,251
		65,668

BOND FUNDS — 5.2%
U.S. Government Securities Fund, Class R-5	1,485,446	20,796

Total investment securities (cost: $607,830,000)		402,737
Other assets less liabilities		(129)

Net assets		$402,608

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on November 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2009, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$637
Gross unrealized depreciation on investment securities	(205,737)
Net unrealized depreciation on investment securities	(205,100)
Cost of investment securities for federal income tax purposes	607,837

American Funds 2025 Target Date Retirement Fund®
Investment portfolio

January 31, 2009
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 38.7%
AMCAP Fund, Inc., Class R-5	2,632,913	$30,068
EuroPacific Growth Fund, Class R-5	705,532	17,970
The Growth Fund of America, Inc., Class R-5	1,557,117	30,083
The New Economy Fund, Class R-5	1,154,417	16,808
New Perspective Fund, Inc., Class R-5	1,795,772	31,211
New World Fund, Inc., Class R-5	574,292	16,844
SMALLCAP World Fund, Inc., Class R-5	1,562,658	30,300
		173,284

GROWTH-AND-INCOME FUNDS — 34.9%
American Mutual Fund, Inc., Class R-5	1,311,877	23,456
Capital World Growth and Income Fund, Inc., Class R-5	1,216,705	29,055
Fundamental Investors, Inc., Class R-5	1,300,164	30,177
International Growth and Income Fund, Inc., Class R-5	159,281	3,353
The Investment Company of America, Class R-5	1,782,778	34,657
Washington Mutual Investors Fund, Inc., Class R-5	1,839,449	35,777
		156,475

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Inc., Class R-5	2,754,346	35,807
Capital Income Builder, Inc., Class R-5	692,954	26,949
The Income Fund of America, Inc., Class R-5	2,202,369	26,913
		89,669

BOND FUNDS — 6.4%
U.S. Government Securities Fund, Class R-5	2,043,247	28,605

Total investment securities (cost: $686,417,000)		448,033
Other assets less liabilities		(139)

Net assets		$447,894

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on November 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2009, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$766
Gross unrealized depreciation on investment securities	(239,150)
Net unrealized depreciation on investment securities	(238,384)
Cost of investment securities for federal income tax purposes	686,417

American Funds 2020 Target Date Retirement Fund®
Investment portfolio

January 31, 2009
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 32.7%
AMCAP Fund, Inc., Class R-5	2,881,362	$32,905
EuroPacific Growth Fund, Class R-5	826,864	21,060
The Growth Fund of America, Inc., Class R-5	1,702,958	32,901
The New Economy Fund, Class R-5	996,686	14,512
New Perspective Fund, Inc., Class R-5	2,150,838	37,382
New World Fund, Inc., Class R-5	545,197	15,991
SMALLCAP World Fund, Inc., Class R-5	1,683,913	32,651
		187,402

GROWTH-AND-INCOME FUNDS — 34.9%
American Mutual Fund, Inc., Class R-5	1,679,573	30,031
Capital World Growth and Income Fund, Inc., Class R-5	1,557,914	37,203
Fundamental Investors, Inc., Class R-5	1,664,703	38,638
International Growth and Income Fund, Inc., Class R-5	200,435	4,219
The Investment Company of America, Class R-5	2,282,705	44,376
Washington Mutual Investors Fund, Inc., Class R-5	2,355,284	45,810
		200,277

EQUITY-INCOME AND BALANCED FUNDS — 19.9%
American Balanced Fund, Inc., Class R-5	3,511,553	45,650
Capital Income Builder, Inc., Class R-5	882,147	34,307
The Income Fund of America, Inc., Class R-5	2,803,538	34,259
		114,216

BOND FUNDS — 12.5%
The Bond Fund of America, Inc., Class R-5	403,187	4,326
Capital World Bond Fund, Inc., Class R-5	236,875	4,304
U.S. Government Securities Fund, Class R-5	4,519,727	63,276
		71,906

Total investment securities (cost: $861,720,000)		573,801
Other assets less liabilities		(169)

Net assets		$573,632

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on November 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2009, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,080
Gross unrealized depreciation on investment securities	(289,999)
Net unrealized depreciation on investment securities	(287,919)
Cost of investment securities for federal income tax purposes	861,720

American Funds 2015 Target Date Retirement Fund®
Investment portfolio

January 31, 2009
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 23.6%
AMCAP Fund, Inc., Class R-5	2,122,591	$24,240
EuroPacific Growth Fund, Class R-5	578,917	14,745
The Growth Fund of America, Inc., Class R-5	1,252,914	24,206
New Perspective Fund, Inc., Class R-5	1,659,776	28,847
New World Fund, Inc., Class R-5	327,945	9,619
SMALLCAP World Fund, Inc., Class R-5	983,634	19,073
		120,730

GROWTH-AND-INCOME FUNDS — 34.8%
American Mutual Fund, Inc., Class R-5	1,494,796	26,727
Capital World Growth and Income Fund, Inc., Class R-5	1,387,572	33,135
Fundamental Investors, Inc., Class R-5	1,482,828	34,416
International Growth and Income Fund, Inc., Class R-5	178,693	3,762
The Investment Company of America, Class R-5	2,034,093	39,543
Washington Mutual Investors Fund, Inc., Class R-5	2,098,938	40,824
		178,407

EQUITY-INCOME AND BALANCED FUNDS — 19.9%
American Balanced Fund, Inc., Class R-5	3,126,782	40,648
Capital Income Builder, Inc., Class R-5	789,723	30,712
The Income Fund of America, Inc., Class R-5	2,508,827	30,658
		102,018

BOND FUNDS — 21.7%
The Bond Fund of America, Inc., Class R-5	2,998,987	32,179
Capital World Bond Fund, Inc., Class R-5	1,505,489	27,355
U.S. Government Securities Fund, Class R-5	3,710,244	51,943
		111,477

Total investment securities (cost: $745,029,000)		512,632
Other assets less liabilities		(53)

Net assets		$512,579

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on November 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2009, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,610
Gross unrealized depreciation on investment securities	(234,010)
Net unrealized depreciation on investment securities	(232,400)
Cost of investment securities for federal income tax purposes	745,032

American Funds 2010 Target Date Retirement Fund®
Investment portfolio

January 31, 2009
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 18.4%
AMCAP Fund, Inc., Class R-5	1,379,802	$15,757
EuroPacific Growth Fund, Class R-5	399,270	10,169
The Growth Fund of America, Inc., Class R-5	818,890	15,821
New Perspective Fund, Inc., Class R-5	1,110,508	19,301
New World Fund, Inc., Class R-5	242,303	7,107
SMALLCAP World Fund, Inc., Class R-5	366,505	7,107
		75,262

GROWTH-AND-INCOME FUNDS — 33.2%
American Mutual Fund, Inc., Class R-5	1,543,674	27,601
Capital World Growth and Income Fund, Inc., Class R-5	1,105,839	26,407
Fundamental Investors, Inc., Class R-5	1,177,825	27,337
The Investment Company of America, Class R-5	1,400,439	27,225
Washington Mutual Investors Fund, Inc., Class R-5	1,382,194	26,884
		135,454

EQUITY-INCOME AND BALANCED FUNDS — 20.7%
American Balanced Fund, Inc., Class R-5	2,429,209	31,579
Capital Income Builder, Inc., Class R-5	684,334	26,614
The Income Fund of America, Inc., Class R-5	2,169,703	26,514
		84,707

BOND FUNDS — 27.7%
American High-Income Trust, Class R-5	464,381	3,734
The Bond Fund of America, Inc., Class R-5	3,892,299	41,764
Capital World Bond Fund, Inc., Class R-5	1,198,284	21,773
Intermediate Bond Fund of America, Class R-5	292,171	3,725
U.S. Government Securities Fund, Class R-5	2,995,354	41,935
		112,931

Total investment securities (cost: $592,902,000)		408,354
Other assets less liabilities		(36)

Net assets		$408,318

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on November 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2009, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$846
Gross unrealized depreciation on investment securities	(185,437)
Net unrealized depreciation on investment securities	(184,591)
Cost of investment securities for federal income tax purposes	592,945

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-850-0308O-S17537

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: March 31, 2009

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: March 31, 2009